Reverse stock split	12 Months Ended
Dec. 31, 2012
Reverse stock split and Shareholders' Equity [Abstract]
Reverse stock split
13.	Reverse stock split

In the Annual General Meeting of Shareholders held on September 30, 2010, the Company’s shareholders approved a reverse stock split of the Company’s issued and outstanding common stock at a ratio of one share for every five shares outstanding, effective on October 1, 2010. The reverse stock split consolidates five shares of common stock into one share of common stock at a par value of $0.001 per share. As a result of the reverse stock split, the number of outstanding common shares has been reduced from 32,437,480 to 6,487,852, excluding outstanding and unexercised share options and warrants. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares or warrants, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

On January 22, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1 for 10, which was effective at 8:00 am on February 14, 2013, New York time. The reverse stock split consolidates 10 shares of common stock into one share of common stock at a par value of $0.001 per share. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

At December 31, 2012, and following the reverse stock split discussed above, the Company had 5,000,000 shares of preferred stock authorized at $0.001 par value of which none was issued, 250,000,000 shares of common stock authorized at $0.001 par value, of which 1,362,830 shares were issued and outstanding, as well as the number of shares of restricted stock discussed in Note 14.

All per share amounts included in these audited consolidated financial statements and accompanying notes have been retroactively adjusted to the earliest period presented for the effect of these reverse stock splits.